Penn Series Funds, Inc.

Supplement dated May 1, 2009 to the Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

In the Average Annual Total Return table and the footnotes to the table in the REIT Fund section of the Prospectus beginning on page 86, the name of the Fund’s comparative index is hereby changed from “DJ Wilshire Real Estate Securities Index” to “Wilshire US Real Estate Securities Index.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE